Nature of the business (Tables)	6 Months Ended
Jun. 30, 2020
Nature of the business [Abstract]
Overview of concessional assets
The following table provides an overview of the main concessional assets the Company owned or had an interest in as of June 30, 2020:

Assets	Type	Ownership	Location	Currency(10)	Capacity (Gross)	Counterparty Credit Ratings(11)	COD*	Contract Years Left(15)

Solana	Renewable (Solar)	100% Class B(1)	Arizona (USA)	USD	280 MW	A-/A2/A-	2013	24

Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	BB-/WR/BB	2014	20

Solaben 2 & 3	Renewable (Solar)	70%(2)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	18/17

Solacor 1 & 2	Renewable (Solar)	87%(3)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	17/17

PS10/PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	A/Baa1/A-	2007& 2009	12/14

Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2011	17/17

Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2012	18/18

Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	A/Baa1/A-	2010	15/15/16

Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2013	19/19

Kaxu	Renewable (Solar)	51%(4)	South Africa	Rand	100 MW	BB-/Ba1/ BB(12)	2015	15

Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(13)	2014	14

Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(13)	2014	15

ACT	Efficient natural gas	100%	Mexico	USD	300 MW	BBB/ Ba2/ BB-	2013	13

Monterrey	Efficient natural gas	30%	Mexico	USD	142 MW	Not rated	2018	19

ATN (14)	Transmission line	100%	Peru	USD	379 miles	BBB+/A3/BBB+	2011	21

ATS	Transmission line	100%	Peru	USD	569 miles	BBB+/A3/BBB+	2014	24

ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2015	13

Quadra 1/2	Transmission line	100%	Chile	USD	49 miles/ 32 miles	Not rated	2014	15/15

Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB+/Baa1/ A-	2007	18

Chile TL3	Transmission line	100%	Chile	USD	50 miles	A+/A1/A	1993	Regulated

Skikda	Water	34.2%(5)	Algeria	USD	3.5 M ft3/day	Not rated	2009	14

Honaine	Water	25.5%(6)	Algeria	USD	7 M ft3/ day	Not rated	2012	18

Seville PV	Renewable (Solar)	80%(7)	Spain	Euro	1 MW	A/Baa1/A-	2006	16

Melowind	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-	2015	16

Mini-Hydro	Renewable (Hydraulic)	100%	Peru	USD	4 MW	BBB+/A3/BBB+	2012	13

Tenes	Water	51%(8)	Algeria	USD	7 M ft3/ day	Not rated	2015	20

Chile PV I	Renewable (Solar)	35%(9)	Chile	USD	55 MW	N/A	2016	N/A

(1)        On September 30, 2013, Liberty Interactive Corporation agreed to invest $300 million in Class A shares of ASO Holdings Company LLC, the holding company of Solana, in exchange for a share of the dividends and the taxable losses generated by Solana (Note 16).

(2)          Itochu Corporation, a Japanese trading company, holds 30% of the shares in each of Solaben 2 and Solaben 3.

(3)          JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.

(4)          Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).

(5)          Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.83%.

(6)          Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.

(7)          Instituto para la Diversificación y Ahorro de la Energía (“Idae”), a Spanish state owned company, holds 20% of the shares in Seville PV.

(8)         Algerian Energy Company, SPA owns 49% of Tenes.

(9)         Fondo de Inversion WEG-4 holds 65% of the shares in Chile PV I.

(10)        Certain contracts denominated in U.S. dollars are payable in local currency.

(11)        Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch.

(12)        Refers to the credit rating of the Republic of South Africa. The offtaker is Eskom, which is a state-owned utility company in South Africa.

(13)        Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.

(14)        Including the acquisition of ATN Expansion 1 & 2.

(15)        As of December 31, 2019.

(*)          Commercial Operation Date.